LVIP BlackRock Real Estate Fund
Schedule of Investments
March 31, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–97.87%
Australia–3.30%
Goodman Group	129,424	$2,851,507
Lendlease Corp. Ltd.	319,294	1,337,877
National Storage REIT	2,632,740	4,117,500
Region RE Ltd.	1,265,790	1,971,397
		10,278,281
Belgium–0.85%
VGP NV	23,019	2,634,892
		2,634,892
Canada–1.11%
Choice Properties Real Estate Investment Trust	339,967	3,458,525
		3,458,525
France–1.28%
†Unibail-Rodamco-Westfield	49,733	3,997,256
		3,997,256
Germany–2.19%
Vonovia SE	230,024	6,799,622
		6,799,622
Hong Kong–7.00%
CK Asset Holdings Ltd.	1,313,500	5,403,762
Link REIT	1,888,360	8,118,580
Sun Hung Kai Properties Ltd.	504,000	4,858,475
Wharf Real Estate Investment Co. Ltd.	1,044,000	3,394,677
		21,775,494
Japan–8.57%
Daiwa House REIT Investment Corp.	1,295	2,212,228
Invincible Investment Corp.	5,322	2,387,130
Japan Hotel REIT Investment Corp.	8,329	4,363,124
Katitas Co. Ltd.	139,000	1,807,973
KDX Realty Investment Corp.	2,432	2,584,944
Mitsubishi Estate Co. Ltd.	425,000	7,706,599
Mitsui Fudosan Logistics Park, Inc.	1,053	3,164,982
Orix JREIT, Inc.	2,227	2,421,484
		26,648,464
Mexico–0.68%
Corp. Inmobiliaria Vesta SAB de CV ADR	54,165	2,125,435
		2,125,435
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Singapore–0.76%
CapitaLand Investment Ltd.	1,195,200	$2,372,254
		2,372,254
Spain–2.15%
†Cellnex Telecom SA	98,340	3,476,703
Merlin Properties Socimi SA	299,818	3,226,500
		6,703,203
Sweden–1.81%
†Castellum AB	224,454	2,954,556
Sagax AB Class B	101,275	2,671,904
		5,626,460
Switzerland–0.90%
Swiss Prime Site AG	29,768	2,807,306
		2,807,306
United Kingdom–3.89%
Big Yellow Group PLC	153,961	2,067,584
Segro PLC	259,175	2,956,490
Tritax Big Box REIT PLC	1,295,313	2,570,030
UNITE Group PLC	364,175	4,495,312
		12,089,416
United States–63.38%
Agree Realty Corp.	144,007	8,225,680
American Healthcare REIT, Inc.	160,354	2,365,221
AvalonBay Communities, Inc.	50,247	9,323,833
Boston Properties, Inc.	51,045	3,333,749
CareTrust REIT, Inc.	117,284	2,858,211
Cousins Properties, Inc.	93,985	2,259,399
Digital Realty Trust, Inc.	67,865	9,775,275
Ensign Group, Inc.	18,115	2,253,868
EPR Properties	98,336	4,174,363
Equinix, Inc.	15,898	13,121,096
Essential Properties Realty Trust, Inc.	190,680	5,083,529
Extra Space Storage, Inc.	91,163	13,400,961
Federal Realty Investment Trust	49,187	5,022,976
Healthpeak Properties, Inc.	300,660	5,637,375
Host Hotels & Resorts, Inc.	59,058	1,221,319
Invitation Homes, Inc.	185,693	6,612,528
Mid-America Apartment Communities, Inc.	42,351	5,572,545
Prologis, Inc.	136,576	17,784,927
Public Storage	10,578	3,068,255
Regency Centers Corp.	124,437	7,535,905
Rexford Industrial Realty, Inc.	140,162	7,050,149
LVIP BlackRock Real Estate Fund–1

LVIP BlackRock Real Estate Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
Ryman Hospitality Properties, Inc.	51,632	$5,969,176
SBA Communications Corp.	8,518	1,845,851
Simon Property Group, Inc.	40,041	6,266,016
SITE Centers Corp.	247,820	3,630,563
SL Green Realty Corp.	51,684	2,849,339
STAG Industrial, Inc.	153,164	5,887,624
Sun Communities, Inc.	52,266	6,720,362
UDR, Inc.	157,556	5,894,170
VICI Properties, Inc.	320,574	9,549,899
Welltower, Inc.	138,166	12,910,231
		197,204,395
Total Common Stock (Cost $253,893,095)		304,521,003

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–1.82%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 5.26%)	5,664,288	$5,664,288
Total Money Market Fund (Cost $5,664,288)		5,664,288

TOTAL INVESTMENTS–99.69% (Cost $259,557,383)	310,185,291
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.31%	949,250
NET ASSETS APPLICABLE TO 42,291,062 SHARES OUTSTANDING–100.00%	$311,134,541

ΔSecurities have been classified by country of origin.
†Non-income producing.

The following foreign currency exchange contracts were outstanding at March 31, 2024:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BCLY	AUD	252,000	USD	(164,026)	4/15/24	$259	$—
BCLY	AUD	10,590,000	USD	(6,953,719)	4/15/24	—	(49,812)
BCLY	AUD	(272,000)	USD	177,463	4/15/24	139	—
BCLY	GBP	140,000	USD	(177,628)	4/15/24	—	(912)
BCLY	GBP	(138,000)	USD	173,908	4/15/24	—	(283)
BCLY	SEK	2,076,000	USD	(200,051)	4/15/24	—	(5,989)
BOA	AUD	20,000	USD	(13,123)	4/15/24	—	(84)
BOA	AUD	(2,402,000)	USD	1,571,356	4/15/24	5,427	—
BOA	CHF	73,000	USD	(82,772)	4/15/24	—	(1,693)
BOA	EUR	(476,000)	USD	516,087	4/15/24	2,249	—
BOA	GBP	147,000	USD	(188,133)	4/15/24	—	(2,582)
BOA	JPY	(120,930,000)	USD	808,184	4/15/24	7,504	—
CITI	AUD	86,000	USD	(56,222)	4/15/24	—	(157)
CITI	AUD	(86,000)	USD	56,314	4/15/24	248	—
CITI	GBP	533,000	USD	(681,143)	4/15/24	—	(8,361)
CITI	KRW	346,424,000	USD	(263,671)	4/15/24	—	(6,805)
CITI	NZD	1,641,000	USD	(1,029,504)	4/15/24	—	(49,074)
CITI	SEK	(3,541,000)	USD	340,374	4/15/24	9,365	—
CITI	SEK	47,000	USD	(4,526)	4/15/24	—	(132)
CITI	SGD	10,651,000	USD	(8,042,151)	4/15/24	—	(148,494)
DB	CHF	(75,000)	USD	85,642	4/15/24	2,342	—
DB	EUR	(1,584,000)	USD	1,741,519	4/15/24	31,602	—
DB	GBP	(2,793,000)	USD	3,535,775	4/15/24	10,303	—
DB	JPY	(131,594,000)	USD	886,435	4/15/24	15,149	—
DB	SEK	(2,971,000)	USD	285,384	4/15/24	7,658	—
HSBC	AUD	2,245,000	USD	(1,502,880)	4/15/24	—	(39,305)
LVIP BlackRock Real Estate Fund–2

LVIP BlackRock Real Estate Fund
Schedule of Investments (continued)
Foreign Currency Exchange Contracts (continued)
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
HSBC	CAD	5,356,000	USD	(4,014,049)	4/15/24	$—	$(59,102)
HSBC	CHF	(236,000)	USD	267,225	4/15/24	5,106	—
HSBC	EUR	49,000	USD	(53,859)	4/15/24	—	(964)
HSBC	GBP	(59,000)	USD	74,155	4/15/24	—	(318)
HSBC	GBP	422,000	USD	(536,723)	4/15/24	—	(4,052)
HSBC	HKD	7,867,000	USD	(1,007,771)	4/15/24	—	(2,139)
HSBC	HKD	(17,578,000)	USD	2,248,823	4/15/24	1,840	—
HSBC	ILS	3,293,000	USD	(884,735)	4/15/24	11,365	—
HSBC	JPY	127,956,000	USD	(862,448)	4/15/24	—	(15,250)
HSBC	JPY	(75,529,000)	USD	508,129	4/15/24	8,050	—
HSBC	SEK	12,231,000	USD	(1,198,985)	4/15/24	—	(55,644)
JPMC	AUD	526,000	USD	(342,184)	4/15/24	730	—
JPMC	AUD	3,111,000	USD	(2,029,954)	4/15/24	—	(1,809)
JPMC	CAD	19,000	USD	(14,122)	4/15/24	—	(92)
JPMC	EUR	107,000	USD	(115,411)	4/15/24	94	—
JPMC	GBP	791,000	USD	(998,892)	4/15/24	—	(450)
JPMC	HKD	(5,381,000)	USD	689,670	4/15/24	1,821	—
JPMC	JPY	634,618,743	USD	(4,447,951)	4/15/24	—	(246,127)
JPMC	NOK	1,729,000	USD	(168,928)	4/15/24	—	(9,607)
JPMC	SGD	(500,000)	USD	373,988	4/15/24	3,428	—
SCB	EUR	(607,000)	USD	652,218	4/15/24	—	(3,034)
SCB	JPY	81,607,000	USD	(540,157)	4/15/24	165	—
SCB	SGD	(825,000)	USD	613,166	4/15/24	1,743	—
SSB	AUD	(907,000)	USD	589,921	4/15/24	—	(1,377)
SSB	CAD	124,000	USD	(92,392)	4/15/24	—	(829)
SSB	EUR	(1,532,000)	USD	1,673,218	4/15/24	19,436	—
SSB	GBP	363,000	USD	(460,891)	4/15/24	—	(2,693)
SSB	HKD	(97,630,000)	USD	12,509,623	4/15/24	29,658	—
SSB	HKD	10,213,000	USD	(1,306,325)	4/15/24	—	(806)
SSB	JPY	31,091,000	USD	(212,790)	4/15/24	—	(6,937)
SSB	JPY	(130,394,000)	USD	872,097	4/15/24	8,756	—
UBS	AUD	(98,000)	USD	63,970	4/15/24	81	—
UBS	CHF	792,000	USD	(941,145)	4/15/24	—	(61,493)
UBS	EUR	477,000	USD	(519,372)	4/15/24	—	(4,454)
UBS	GBP	1,203,000	USD	(1,537,901)	4/15/24	—	(19,410)
UBS	HKD	479,000	USD	(61,274)	4/15/24	—	(44)
UBS	JPY	245,892,000	USD	(1,654,421)	4/15/24	—	(26,366)
UBS	JPY	23,741,000	USD	(157,005)	4/15/24	185	—
UBS	SEK	(1,241,000)	USD	120,847	4/15/24	4,840	—
Total Foreign Currency Exchange Contracts						$189,543	$(836,680)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:
ADR–American Depositary Receipt
AUD–Australian Dollar
BCLY–Barclays Bank
BOA–Bank of America
CAD–Canadian Dollar
CHF–Swiss Franc
CITI–Citigroup Global Markets
DB–Deutsche Bank
EUR–Euro
GBP–British Pound Sterling
HKD–Hong Kong Dollar
HSBC–Hong Kong and Shanghai Banking Corporation
ILS–Israeli Shekel
JPMC–JPMorgan Chase
JPY–Japanese Yen
LVIP BlackRock Real Estate Fund–3

LVIP BlackRock Real Estate Fund
Schedule of Investments (continued)
Summary of Abbreviations: (continued)
KRW–South Korean Won
NOK–Norwegian Krone
NZD–New Zealand Dollar
REIT–Real Estate Investment Trust
SCB–Standard Chartered Bank
SEK–Swedish Krona
SGD–Singapore Dollar
SSB–State Street Bank
USD–United States Dollar
See accompanying notes.
LVIP BlackRock Real Estate Fund–4

LVIP BlackRock Real Estate Fund
Notes
March 31, 2024 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP BlackRock Real Estate Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation.The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP BlackRock Real Estate Fund–5

LVIP BlackRock Real Estate Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$10,278,281	$—	$—	$10,278,281
Belgium	2,634,892	—	—	2,634,892
Canada	3,458,525	—	—	3,458,525
France	3,997,256	—	—	3,997,256
Germany	6,799,622	—	—	6,799,622
Hong Kong	21,775,494	—	—	21,775,494
Japan	26,648,464	—	—	26,648,464
Mexico	2,125,435	—	—	2,125,435
Singapore	2,372,254	—	—	2,372,254
Spain	6,703,203	—	—	6,703,203
Sweden	5,626,460	—	—	5,626,460
Switzerland	2,807,306	—	—	2,807,306
United Kingdom	12,089,416	—	—	12,089,416
United States	197,204,395	—	—	197,204,395
Money Market Fund	5,664,288	—	—	5,664,288
Total Investments	$310,185,291	$—	$—	$310,185,291
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$189,543	$—	$189,543
Liabilities:
Foreign Currency Exchange Contracts	$—	$(836,680)	$—	$(836,680)
There were no Level 3 investments at the beginning or end of the period.
LVIP BlackRock Real Estate Fund–6